INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets
Accumulated amortization	$ (2,791,943)	$ (2,538,615)	$ (2,006,027)
Intangible assets, net	2,084,732	2,164,463	2,313,249
Patents
Intangible Assets
Finite-Lived Intangible Assets, Gross	3,697,709	3,697,709	3,697,710
Capitalized software development
Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 1,178,966	$ 1,005,369	$ 621,566